Note 10 - 12 % Convertible Notes Payable (Details) (USD $)	6 Months Ended		12 Months Ended		85 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Oct. 31, 2012 Per Unit Price Paid By The Purchasers In A Private Placement Closed During The Month [Member] Twelve Percent Convertible Notes Bridge Notes [Member]	Oct. 31, 2012 Issued With 12 Convertible Notes Bridge Notes [Member]	May 15, 2012 Issued With 12 Convertible Notes Bridge Notes [Member]	May 15, 2012 Warrants Issued With 12% Convertible Notes Bridge Notes [Member]	Oct. 31, 2012 Warrants Issued With 12% Convertible Notes Bridge Notes [Member]	Oct. 31, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member] Repriced Exercise Price To Reflect The Transaction Price Of The Private Placement Closing Member	May 15, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Dec. 31, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Oct. 31, 2012 Warrants Issued To Purchasers Of The Short Term Twelve Percent Notes Issued [Member]	Oct. 31, 2012 Issued Upon Conversion Of Twelve Percent Convertible Notes Bridge Notes [Member]	Dec. 31, 2012 Accrued Interest [Member]	Mar. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member] Aggregate Of Fair Value Of Warrants Issued And Commission Fee For Debt Issuance [Member]	May 15, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	Oct. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	Dec. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]	Oct. 31, 2012 Twelve Percent Convertible Notes Bridge Notes [Member]
Oct. 31, 2012
Beneficial Conversion Feature Cost To Account For The Intrinsic Value In The Conversion Price Of The Bridge Notes And The Market Price Of The Companys Stock At The Date Of Conversion [Member]

Note 10 - 12 % Convertible Notes Payable (Details) [Line Items]
Interest rate on senior secured convertible notes	2.50%		2.50%	2.50%	2.50%													12.00%		12.00%
Proceeds from Short-term Debt				$ 645,200	$ 645,200													$ 700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			24,001	224,000	24,001		68,500	14,000				14,000			68,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			$ 7.50		$ 7.50		$ 6.25	$ 9.00			$ 5.75	$ 9.00		$ 5.75	$ 6.30
Proceeds from Debt, Net of Issuance Costs																		645,200
Payments of Debt Issuance Costs																		54,800
Warrants and Rights Outstanding							420,863	58,387		420,863
Fair Value Assumptions Stock Price (in Dollars per share)									$ 5.50						$ 8.00
Fair Value Assumptions, Exercise Price (in Dollars per share)									$ 9.00						$ 6.30
Fair Value Assumptions, Expected Term									5 years 6 months						4 years
Fair Value Assumptions, Risk Free Interest Rate									0.70%						1.40%
Fair Value Assumptions, Expected Dividend Rate									0.00%						0.00%
Fair Value Assumptions, Expected Volatility Rate									113.00%						110.00%
Amortization of Debt Discount (Premium)	670,282	357,723	557,453	769,185	2,266,942								58,387				113,186
Debt Instrument, Convertible, Conversion Price (in Dollars per share)						$ 5.00												$ 0.90
Repayments of Notes Payable																					15,000
Debt Conversion, Original Debt, Amount																			685,000	685,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																			137,000	137,000
Modification Costs, Short Term Notes And Warrants																						411,000
Loss On Modification Of Short-term Notes And Warrants				866,083	866,083														34,220
Term Of Exercise Option On Warrants							4 years					66 months			4 years
Repayments of Convertible Debt				$ 15,000	$ 15,000											$ 32,666